Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Costs [abstract]
Interest expenses for securities sold under agreements to repurchase	¥ 2,689	¥ 3,523	¥ 1,565
Interest expenses for bonds payable	1,500	1,500	1,503
Interest expenses for interest-bearing loans and borrowings	600	479	566
Interest on lease liabilities	74	96	113
Total	¥ 4,863	¥ 5,598	¥ 3,747